Financial Risk Management - Unused Portions of the Credit Facility (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Commercial paper [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 1,617,134	¥ 711,885
Medium-term notes [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	6,180,379	2,381,972
Credit facility [member]
Disclosure of unused portion of borrowing facility [line items]
Unused portions of the credit facility	¥ 7,797,513	¥ 3,093,857